DEPOSITS FOR NON-CURRENT ASSETS (Schedule of Deposits for Non-Current Assets) (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Capital Addition Purchase Commitments [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Commitments to purchase certain medical equipment	¥ 426,293	$ 65,520	¥ 81,664